Statutory accounts	6 Months Ended
Jun. 30, 2020
Disclosure of interim financial reporting [Abstract]
Statutory accounts
Statutory accounts

The financial information shown in this publication, which was approved by the Board of Directors on 3 August 2020, is unaudited and does not constitute statutory financial statements. Audited financial information will be published in BP Annual Report and Form 20-F 2020.